PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2024
PROPERTY AND EQUIPMENT
Summary of property and equipment

	Useful Life	October 31, 2024	October 31, 2023
Office equipment and furniture	3 – 5 Years	$52,450	$51,022
Less: accumulated depreciation		(47,502)	(44,742)
		$4,948	$6,280